Consolidated statements of changes in equity - EUR (€) € in Millions	Total		Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of cash flow hedges [member]	Share premium [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance as of Jan. 1, 2019 at Dec. 31, 2018	€ 12,084		€ 185	€ 739	€ (181)	€ (10)	€ 3,487	€ 8,232	€ (399)	€ 12,055	€ 29
Total comprehensive income (loss)	1,512			239	82	(13)		1,200		1,507	5
Dividend distributed	456		(2)				(319)	775		453	2
Minority Buy-out	(6)							(3)		(3)	(3)
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings					(204)			204
Purchase of treasury shares	621								621	621
Re-issuance of treasury shares	31						(246)	11	266	31
Forward contracts								706	(706)
Share call options	(30)							28	(58)	(30)
Cancellation of treasury shares			(8)					(1,308)	1,316
Share-based compensation plans	101						101			101
Income tax share-based compensation plans	(10)						(10)			(10)
Balance as of Dec. 31, 2019 at Dec. 31, 2019	12,625	[1]	179	978	(303)	(24)	3,671	8,296	(201)	12,597	28
Total comprehensive income (loss)	242			(1,036)	0	46		1,225		235	6
Dividend distributed	26		(4)				(754)	782		25	2
Minority Buy-out	(1)										(1)
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings	0				(2)			2		0
Purchase of treasury shares	130							0	130	130
Re-issuance of treasury shares	23		0				(146)	7	161	23
Forward contracts	(920)							(793)	(126)	(920)
Share call options	(31)							24	(55)	(31)
Cancellation of treasury shares			(1)					(151)	152
Share-based compensation plans	116						116			116
Income tax share-based compensation plans	(4)						(4)			(4)
Balance as of Dec. 31, 2019 at Dec. 31, 2020	11,901	[1]	182	(58)	(305)	23	4,400	7,828	(199)	11,870	31
Total comprehensive income (loss)	4,527			1,175	(39)	(48)		3,432		4,520	7
Dividend distributed	484		(1)				(290)	773		482	2
Minority Buy-out	0										0
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings	0							0		0
Purchase of treasury shares	757							0	758	757
Re-issuance of treasury shares	11						(150)	18	143	11
Forward contracts	(821)							48	(869)
Share call options							(9)	12	(21)
Cancellation of treasury shares	1,228		(7)					(1,221)	1,228
Share-based compensation plans	110						110			110
Income tax share-based compensation plans	4						4			4
Balance as of Dec. 31, 2019 at Dec. 31, 2021	€ 14,475	[1]	€ 177	€ 1,117	€ (344)	€ (25)	€ 4,646	€ 9,344	€ (476)	€ 14,438	€ 36

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.